Share-based payment arrangements - Summary of Reconciliation of Outstanding Share Options (Details) - Share options shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of Share Options
Number of share options outstanding at the beginning of the period, share-based payment arrangement (in shares) | shares	41,315
Number of share options granted in share based payment arrangements (in shares) | shares	6,198
Number of share options exercised (including cashless exercise) in share-based payment arrangement (in shares) | shares	(14,415)
Number of share options cancelled and forfeited in share-based payment arrangement (in shares) | shares	(165)
Number of share options outstanding at the end of the period, share-based payment arrangement (in shares) | shares	32,933	41,315
Weighted average exercise price per share
Weighted average exercise price per share outstanding at the beginning of the period, share-based payment arrangement (in USD per share) | $ / shares	$ 2.24
Granted - weighted average exercise price per share (in USD per share) | $ / shares	4.59
Exercised - weighted average exercise price per share (in USD per share) | $ / shares	1.93
Cancelled and forfeited - weighted average exercise price per share (in USD per share) | $ / shares	2.30
Weighted average exercise price per share outstanding at the end of the period, share-based payment arrangement (in USD per share) | $ / shares	$ 2.81	$ 2.24
Weighted-average remaining contractual life
Weighted average remaining contractual life of outstanding share options	5 years 29 days	4 years 8 months 12 days
Exercisable - Number of share options (in shares) | shares	26,048	39,940
Weighted average exercise price per share (in USD per share) | $ / shares	$ 2.40	$ 2.25